Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Acquired Intangible Assets

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2013		2012

Technology-based	$539	4 years	$1,548	7 years
Marketing-related	39	7 years	1,249	15 years
Contract-based	0		115	7 years
Customer-related	89	6 years	114	5 years

Total	$667	5 years	$3,026	10 years

Finite-Lived Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Year Ended June 30,			2013			2012

Technology-based (a)	$3,760	$(2,110)	$1,650	$3,550	$(1,899)	$1,651
Marketing-related	1,348	(211)	1,137	1,325	(136)	1,189
Contract-based	823	(688)	135	824	(644)	180
Customer-related	380	(219)	161	408	(258)	150

Total	$6,311	$(3,228)	$3,083	$6,107	$(2,937)	$3,170

(a)	Technology-based intangible assets included $218 million and $177 million as of June 30, 2013 and 2012, respectively, of net carrying amount of software to be sold, leased, or otherwise marketed.

Estimated Future Amortization Expense Related to Intangible Assets

The following table outlines the estimated future amortization expense related to intangible assets held at June 30, 2013:

(In millions)

Year Ending June 30,

2014	$645
2015	454
2016	382
2017	281
2018	242
Thereafter	1,079

Total	$3,083

Skype Global S.a r.l.
Acquired Intangible Assets

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions)		Weighted Average Life

Marketing-related (trade names)	$1,249	15 years
Technology-based	275	5 years
Customer-related	114	5 years
Contract-based	10	4 years

Total	$1,648	13 years